Accounts Payable - Summary of Accounts Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Dividends payable	R$ 123,191	R$ 34,410
Rent payable – prior month expense	1,673	1,260
Funds quotas acquisition		1,835
Other payables	964	197
Accounts Payable	125,828	37,702
Current	125,795	37,669
Non-current	R$ 33	R$ 33